Label	Element	Value
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/ 2025; Exercise Price: 6.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.70%
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/ 2025; Exercise Price: 573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/ 2025; Exercise Price: 344.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/ 2025; Exercise Price: 650.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/ 2025; Exercise Price: 459.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)
Pacer Swan SOS Flex (October) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.00%
Pacer Swan SOS Flex (October) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)
Pacer Swan SOS Flex (October) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%